DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 13 – DISCONTINUED OPERATIONS

On April 10, 2023, the Company entered into an agreement to transfer 100% of the equity interests in the Fujian Happiness Biotech Co., Limited (“Fujian Happiness”) and its subsidiaries to the third-party Fujian Hengda Beverage Co., Ltd (“Fujian Hengda”), a PRC company which is not affiliate of the Company or any of its directors or officers. Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Fujian Happiness in exchange for cash consideration of RMB 78 million (approximately $11.3 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, Fujian Hengda will become the sole shareholder of Fujian Happiness and as a result, assume all assets and liabilities of Fujian Happiness and subsidiaries owned or controlled by Fujian Happiness. The closing was approved by a majority of the Company’s shareholders on July 31, 2023.

On August 28, 2023, the Company’s indirect wholly owned subsidiary (the “Seller”), Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”) and Shunchang Jinyifu trading Co., Ltd ("Shunchang Jinyi”), a PRC company which is not affiliate of the Company or any of its directors or officers (the “Purchaser”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Happy Buy in exchange for cash consideration of RMB 5 million (approximately $0.7 million, the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of Happy Buy and as a result, assume all assets and liabilities of Happy Buy and subsidiaries owned or controlled by Happy Buy. The transaction was closed on September 1, 2023.

Disposition of the healthcare and E-commerce segment

On July 31, 2023, the Company disposed all of healthcare business for approximately $11.3 million (RMB 78 million) consideration.

On September 30, 2023, the Company disposed all of E-commerce business for approximately $0.7 million (RMB 5 million) consideration.

The Company no longer retained any financial interest over healthcare and E-commerce business from August 1, 2023 and October 1, 2023, respectively, and accordingly deconsolidated both businesses’ financial statements from the Company’s consolidated financial statements. The disposal of these businesses represented a strategic shift and has a major effect on the Company’s result of operations.

The Company calculated a gain resulting from the above-mentioned dispositions as follows:

For the year ended March 31, 2024
Consideration	$11,664,348

Cash and cash equivalents	408,514
Accounts receivable, net	4,261,311
Prepaid expenses and other current assets	14,826,400
Property, plant and equipment, net	9,459,361
Intangible assets, net	6,763,523
Goodwill	1,228,137
Other assets	351,336
Accounts payable	(16,631,066)
Other payables and accrued liabilities	(11,761,673)
Short-term bank borrowings	(2,164,228)
Deferred tax liability	(1,330,977)

Net assets of discontinued operations	5,410,638
Non-controlling interest of discontinued operations	$(1,273,408)
Less: net assets of discontinued operations contributable to the Company	4,137,230
Foreign exchange gain	20,310
Gain on disposal of discontinued operations	$7,547,428

The assets and liabilities for discontinued operations comprised the following items as of March 31, 2023:

March 31, 2023
Current assets for discontinued operations
Cash and cash equivalents	$1,306,125
Accounts receivable, net	1,706,279
Inventories	335,019
Prepaid expenses and other current assets	1,081,684
Total	$4,429,107

Non-current assets for discontinued operations
Property, plant and equipment, net	$8,456,802
Intangible assets, net	7,577,922
Goodwill	1,271,745
Prepaid assets	2,181,678
Total	$19,488,147

Total assets	$23,917,254

Current liabilities for discontinued operations
Accounts payable	$13,462,008
Other payables and accrued liabilities	4,383,324
Income tax payable	134,373
Short-term bank borrowings	2,241,076
Total	$20,220,781

Non-current liabilities for discontinued operations
Deferred tax liability	$1,514,060
Total	$1,514,060

Total liabilities	$21,734,841

The operating results from discontinued operations included in the Company’s consolidated statements of operations and other comprehensive income (loss) were as follows for the years ended March 31, 2024, 2023 and 2022:

	For the years ended March 31,
	2024	2023	2022
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$19,863,303	$74,820,602	$68,730,013
Cost of revenues	(18,613,224)	(70,183,123)	(65,275,807)
Selling and marketing	(12,220,487)	(53,068,490)	(31,614,515)
General and administrative	(1,578,072)	(6,144,951)	(6,566,621)
Research and development	(190,575)	(1,397,118)	(1,684,089)
Goodwill impairment	-	(7,872,696)	(10,309,745)
Other expense that are not major	(1,041,154)	(357,211)	(826,249)
Loss from discontinued operations, before income tax	(13,780,209)	(64,202,987)	(47,547,013)
Income tax benefit (expense)	95,630	(3,454,084)	3,726,923
Loss from discontinued operations, net of income tax	(13,684,579)	(67,657,071)	(43,820,090)
Gain on disposal of discontinued operations	7,547,428	-	-
Net loss from discontinued operations, net of income tax	$(6,137,151)	$(67,657,071)	$(43,820,090)
Less: net (loss) income attributable to non-controlling interests	11,933	(423,019)	(4,677,663)
Net loss attributable to Paranovus Entertainment Technology Limited	(6,149,084)	(67,234,052)	(39,142,427)